COMMITMENTS AND CONTINGENCIES - Vallon - 10-K (Details)	Nov. 06, 2021 claim
Rendon v. Vallon, Inc., et al | Settled Litigation | Vallon Pharmaceuticals, Inc.
Loss Contingencies [Line Items]
Pending claim	1